Other Operating Income and Expenses (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Loss On Sale Of Other Assets			$ 300,000
Environmental Remediation Expense	300,000
Gain on sale of other assets	100,000	200,000
Midwest Plant Member [Member]
Restructuring Cost and Reserve [Line Items]
Gain from plant closing	5,000,000
Sunnyside, WA [Member]
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on Disposition of Assets		500,000
Gain on Purchase of Business		100,000	2,000,000
Allens [Member]
Restructuring Cost and Reserve [Line Items]
OtherNonrecurringIncome		2,900,000
Aircraft [Member]
Restructuring Cost and Reserve [Line Items]
Gain on sale of other assets		700,000
Cambria,Wi [Member]
Restructuring Cost and Reserve [Line Items]
Gain on sale of other assets			$ 300,000